Shareholder Report, Average Annual Return (Details)	11 Months Ended		12 Months Ended	23 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000246121 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	63.56%
C000246122 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	65.97%
C000246486 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.77%
C000246120 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				57.62%
C000246487 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.70%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.14%	31.83%		31.83%
Bloomberg US 1000 Value Index ($12,595) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent
CME CF Bitcoin Reference Rate - New York Variant [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	79.33%			72.19%
ARK 21 Blended Index 50% BRRNY / 50% ETHUSD_NY ($15,423) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	54.23%
Bloomberg US 1000 Value Index ($12,595) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		23.61%